Cover Document	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	THIRD POINT REINSURANCE LTD.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1039994
Entity Address, Street Address	Point House
Entity Address, Street Address 2	3 Waterloo Lane
Entity Address, City	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	542-3300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, $0.10 par value
Trading Symbol	TPRE
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001576018
Amendment Flag	false
Entity File Number	001-36052